Derivative financial instruments - Not in a formal hedging relationship (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivatives not in a formal hedge relationship	£ (20)	£ (417)
Cross-currency interest rate/interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivatives not in a formal hedge relationship	171	135
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivatives not in a formal hedge relationship	19	34
Inflation linked swaps
Disclosure of detailed information about financial instruments [line items]
Derivatives not in a formal hedge relationship	(273)	(522)
Equity options
Disclosure of detailed information about financial instruments [line items]
Derivatives not in a formal hedge relationship	0	0
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivatives not in a formal hedge relationship	(47)	(64)
Further Acquisition Agreement derivative
Disclosure of detailed information about financial instruments [line items]
Derivatives not in a formal hedge relationship	£ 110	£ 0